Income Tax (Tables)	12 Months Ended
Sep. 30, 2023
Income Tax [Abstract]
Schedule of Reconciliation of the Differences Between the Statutory Enterprise Income Tax Rate Applicable to Profits of the Consolidated Entities and the Income tax Expenses of the Company	Below is the reconciliation of the differences between the statutory Enterprise Income Tax rate applicable to profits of the consolidated entities and the income tax expenses of the Company:
	2023	2022	2021
Income before income tax	$10,789,623	$20,237,417	$18,312,178
Income tax computed at statutory EIT rate (25%)	2,697,406	5,059,354	4,578,045
Deferred tax assets - losses not recognized	1,542,633	1,285,609	153,758
Total	$4,240,039	$6,344,963	$4,731,803